16. Regulatory credits recoverable	12 Months Ended
Dec. 31, 2019
Regulatory Credits Recoverable [Abstract]
Regulatory credits recoverable

16. Regulatory credits recoverable

These refer to Fistel credit amounts arising from the reduction of the client base, which may be offset by future changes in the base, or used to reduce future obligations, and are expected to be used toward settlement of the TFF payable to Fistel annually in the month of March.

On December 31, 2019 this credit are up to R$ 33,090 (R$ 41,612 on December 31, 2018).